Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Share-Based Compensation
16.	SHARE-BASED COMPENSATION

2014 Restricted Shares Plan

On April 22 and April 24, 2014, the board of directors and the shareholders of the Company approved to adopt a restricted shares plan (the “2014 Restricted Shares Plan”), respectively. Under the 2014 Restricted Shares Plan, the Company is authorized to issue up to 122,545,665 Class A ordinary shares (excluding shares which have lapsed or have been forfeited) pursuant to the grant of restricted shares and restricted share units thereunder. Unless terminated earlier, the 2014 Restricted Shares Plan will terminate automatically in 2024. The share awards granted under 2014 Restricted Shares Plan had vesting terms of no longer than 5 years from the date of grant. Except for service conditions, there were no other vesting conditions for all the awards under 2014 Restricted Shares Plan. The following table summarizes the Company’s restricted shares with an option feature activity under the 2014 Restricted Shares Plan during the year ended December 31, 2018:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2018	29,825,089	0.33	1.22	6.31	26,064
Granted	14,009,660	0.08	1.00
Forfeited	(8,327,544)	0.32	1.12
Exercised	(4,854,900)	0.34	1.16

Outstanding at December 31, 2018	30,652,305	0.22	1.15	5.31	11,835

Vested and expected to vest at December 31, 2018	30,652,305

Exercisable as at December 31, 2018	5,183,915

Total intrinsic value of restricted shares with an option feature exercised for the year ended December 31, 2018 was RMB27,712 (US$4,031). The weighted-average grant-date fair value of options granted during the years 2017 and 2018 was US$0.78 and US$1.00, respectively.

The grant date fair value of each restricted share with an option feature is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for grants in 2018:

Year ended December 31, 2018
Fair value of ordinary share (US$)	0.85~1.29
Risk-free interest rates	3.49%~3.59%
Expected volatility range	55.5%~57.0%
Expected dividend yield	0%
Expected exercise multiple	2.20
Fair value per option granted (US$)	0.66~1.23

The risk-free interest rate for periods within the contractual life of the restricted shares with an option feature is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on expected dividend policy over the expected term of the restricted shares with an option feature. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.

As of December 31, 2017, and 2018, 11,542,980 and 16,397,880 Class A ordinary shares were issued and outstanding for the exercised share awards under the 2014 Restricted Shares Plan.

As of December 31, 2018, there was RMB99,353 (US$14,450) of total unrecognized share-based compensation expenses related to non-vested restricted shares with an option feature and the cost is expected to be recognized over a weighted average period of 1.90 years. Total estimated share-based compensation expenses may be adjusted for future changes in forfeiture rate.

2013 Incentive Scheme

On January 2, 2014, the Company adopted an equity incentive scheme (the “2013 Incentive Scheme”). The 2013 Incentive Scheme provides for the grant of ordinary shares, restricted shares, share options and share appreciation rights to the employees, directors or non-employee consultants of the Company. The maximum number of the Company’s ordinary shares which may be issued under the 2013 Incentive Scheme is 64,497,718 (excluding shares which have lapsed or have been forfeited). The 2013 Incentive Scheme is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under 2013 Incentive Scheme. As of December 31, 2018, all the share awards granted under 2013 Incentive Scheme were restricted shares with an option feature with vesting terms of no longer than 5 years from the date of grant.

The following table summarizes the Group’s restricted shares with an option feature activity under the 2013 Incentive Scheme during the year ended December 31, 2018:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2018	42,294,901	0.33	1.15	6.01	36,941
Granted	7,234,970	0.34	1.03
Forfeited	(2,922,380)	0.34	1.11
Exercised	(1,815,550)	0.30	1.17

Outstanding at December 31, 2018	44,791,941	0.33	1.13	5.01	12,546

Vested and expected to vest at December 31, 2018	44,791,941

Exercisable as at December 31, 2018	27,790,516

Total intrinsic value of restricted shares with an option feature exercised for the year ended December 31, 2018 was RMB 10,569 (US$1,537). The weighted-average grant-date fair value of options granted during the years 2018 was US$1.03.

The grant date fair value of each restricted share with an option feature is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for grants in 2018:

Year ended December 31, 2018
Fair value of ordinary share (US$)	1.06~1.43
Risk-free interest rates	2.97%~3.58%
Expected volatility range	56.3%~57.2%
Expected dividend yield	0%
Expected exercise multiple	2.20
Fair value per option granted (US$)	0.79~1.15

The risk-free interest rate for periods within the contractual life of the restricted shares with an option feature is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on expected dividend policy over the expected term of the restricted shares with an option feature. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.

As of December 31, 2017, and 2018, 15,114,190 and 16,929,740 Class A ordinary shares were issued and outstanding for the exercised share awards under the 2013 Incentive Scheme, respectively.

As of December 31, 2018, there was RMB37,926 (US$5,516) of total unrecognized share-based compensation expenses related to non-vested restricted shares with an option feature and the cost is expected to be recognized over a weighted average period of 1.94 years. Total estimated share-based compensation expenses may be adjusted for future changes in forfeiture rate.

2011 Share Award Scheme

On May 26, 2011, the board of directors of the Company approved and adopted the 2011 Share Award Scheme, as amended in September 2013 and November 2016, to recognize the contributions of certain employees and to give incentives thereto in order to retain them for the continued operation and development of the Group. Under the 2011 Share Award Scheme, the board of directors may grant restricted shares to its employees and directors to receive an aggregate of no more than 100,000,000 ordinary shares of the Company (excluding shares which have lapsed or have been forfeited) as at the date of such grant. Unless early terminated by the board of directors of the Company, the 2011 Share Award Scheme is valid and effective for a term of ten years commencing from its adoption. Under the 2011 Share Award Scheme, grantees have no dividend or voting rights until the restricted shares are vested.

The Group has set up the Share Award Scheme Trust for the purpose of administering the 2011 Share Award Scheme and holding shares awarded to the employees before they vest. As of December 31, 2018, 1,111,898 (2017: 5,226,718) forfeited and ungranted restricted shares are held by the Share Award Scheme and available to be granted in the future.

Subsequent to the IPO, fair value of the ordinary shares was determined based on the price of the Company’s publicly traded ADSs.

The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the year ended December 31, 2018:

	Number of ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2018	3,446,500	1.32
Granted	4,308,330	0.96
Vested	(1,822,000)	1.29
Forfeited	(193,510)	1.23

Unvested at December 31, 2018	5,739,320	1.06

The weighted-average grant-date fair value of restricted share granted during the years 2017 and 2018 was US$0.91 and US$0.96, respectively.

As of December 31, 2018, the total estimated unrecognized share-based compensation expenses related to restricted shares awarded to employees pursuant to the 2011 Share Award Scheme amounted to RMB22,421 (US$3,261), and is expected to be recognized over a weighted-average period of 2.20 years. Total unrecognized share-based compensation expenses may be adjusted for future changes in forfeiture rate.

The total fair value of vested restricted shares on their respective vesting dates during the years ended December 31, 2016, 2017 and 2018 were RMB120,343, RMB21,149 and RMB15,152 (US$2,204), respectively.

Subsidiaries-Others

Other subsidiaries of the Group also have equity incentive plans granting share-based awards. Total share-based compensation expenses recognized and unrecognized were insignificant, both individually and in aggregate, for all years presented.

The following table summarizes the total share-based compensation expenses recognized by the Group:

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Research and development	—	—	8,803	1,280
Selling and marketing	—	—	95	14
General and administrative	—	10,721	3,107	452

	—	10,721	12,005	1,746

As of December 31, 2018, there was RMB46,896 (US$6,821) unrecognized share-based compensation expenses related to incentive plans, which is expected to be recognized over a vesting period of 2.39 years.

Total share-based compensation expenses recorded by the Group are as follows:

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Cost of revenues	1,490	762	206	30
Research and development	148,211	20,691	14,224	2,069
Selling and marketing	13,830	39	8,967	1,304
General and administrative	142,618	51,824	61,721	8,977

	306,149	73,316	85,118	12,380